Segment Information - Schedule of Segment Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total research and development	$ 2,436	$ 2,858	$ 5,438	$ 8,394	$ 10,580	$ 9,690
Total general and administrative	3,443	2,397	7,964	6,813	9,939	8,544
Clinical Development and Licensing Expenses [Member]
Segment Reporting Information [Line Items]
Total research and development	1,362	873	2,698	3,548	4,549	5,062
Personnel Related Expenses [Member]
Segment Reporting Information [Line Items]
Total research and development	434	806	1,316	2,435	3,026	2,852
Total general and administrative	1,309	705	3,256	2,052	3,454	3,006
Professional Fees [Member]
Segment Reporting Information [Line Items]
Total research and development	391	830	737	1,412	1,733	635
Total general and administrative	1,744	1,281	3,748	3,585	4,828	3,870
Facility And Other Overhead Expenses [Member]
Segment Reporting Information [Line Items]
Total research and development	249	349	687	999	1,272	1,141
Total general and administrative	$ 390	$ 411	$ 960	$ 1,176	$ 1,657	$ 1,668